Securities (Summary of Pooled Trust Preferred Securities) (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Book Value	$ 831,819,000		$ 179,922,000
Fair Value	839,064,000		198,893,000
Current deferrals and defaults, assumed recoveries range, low	1.20%
Assumed recoveries range, high	65.50%
Expected deferrals and defaults, assumed recoveries range, low	8.40%
Expected deferrals and defaults, assumed recoveries range, high	20.20%
Pretsl II
Schedule of Held-to-maturity Securities [Line Items]
Book Value	670,000	[1]
Fair Value	670,000	[1]
Unrealized Gains (Losses)	0	[1]
Number of Issuers Currently Performing	23	[1]
Current Deferrals and Defaults as a % of Total Collateral (1)	8.02%	[1],[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	9.72%	[1],[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[1],[4]
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
Book Value	30,350,600
Fair Value	49,227,900
Unrealized Gains (Losses)	18,877,300
Moody's, Ca Rating | Corporate debt securities | Tpref I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,423,100
Fair Value	1,355,400
Unrealized Gains (Losses)	(67,700)
Number of Issuers Currently Performing	8
Current Deferrals and Defaults as a % of Total Collateral (1)	49.19%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	9.40%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Alesco P F II
Schedule of Held-to-maturity Securities [Line Items]
Book Value	293,300
Fair Value	398,200
Unrealized Gains (Losses)	104,900
Number of Issuers Currently Performing	30
Current Deferrals and Defaults as a % of Total Collateral (1)	11.83%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	8.94%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Alesco PF III
Schedule of Held-to-maturity Securities [Line Items]
Book Value	703,000
Fair Value	1,311,000
Unrealized Gains (Losses)	608,000
Number of Issuers Currently Performing	32
Current Deferrals and Defaults as a % of Total Collateral (1)	10.63%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	9.62%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Alesco PF III
Schedule of Held-to-maturity Securities [Line Items]
Book Value	281,300
Fair Value	524,400
Unrealized Gains (Losses)	243,100
Number of Issuers Currently Performing	32
Current Deferrals and Defaults as a % of Total Collateral (1)	10.63%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	9.62%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Alesco PF VI
Schedule of Held-to-maturity Securities [Line Items]
Book Value	601,800
Fair Value	1,456,300
Unrealized Gains (Losses)	854,500
Number of Issuers Currently Performing	45
Current Deferrals and Defaults as a % of Total Collateral (1)	7.53%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	12.07%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | M M Caps X V I I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,464,200
Fair Value	1,846,600
Unrealized Gains (Losses)	382,400
Number of Issuers Currently Performing	31
Current Deferrals and Defaults as a % of Total Collateral (1)	12.57%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	11.05%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | U S Cap III
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,696,500
Fair Value	2,262,700
Unrealized Gains (Losses)	566,200
Number of Issuers Currently Performing	28
Current Deferrals and Defaults as a % of Total Collateral (1)	15.41%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	14.49%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Trapeza X I I I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,696,800
Fair Value	2,302,000
Unrealized Gains (Losses)	605,200
Number of Issuers Currently Performing	42
Current Deferrals and Defaults as a % of Total Collateral (1)	18.43%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	15.58%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Pretsl VII
Schedule of Held-to-maturity Securities [Line Items]
Book Value	251,600
Fair Value	1,552,700
Unrealized Gains (Losses)	1,301,100
Number of Issuers Currently Performing	12
Current Deferrals and Defaults as a % of Total Collateral (1)	47.77%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	13.26%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Ca Rating | Fitch, C Rating | Corporate debt securities | Pretsl X V I I I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,471,800
Fair Value	2,045,600
Unrealized Gains (Losses)	573,800
Number of Issuers Currently Performing	55
Current Deferrals and Defaults as a % of Total Collateral (1)	20.94%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	13.30%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Corporate debt securities | Pretsl V
Schedule of Held-to-maturity Securities [Line Items]
Book Value	16,100
Fair Value	15,600
Unrealized Gains (Losses)	(500)
Number of Issuers Currently Performing	0
Current Deferrals and Defaults as a % of Total Collateral (1)	65.46%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	0.00%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Alesco P F IV
Schedule of Held-to-maturity Securities [Line Items]
Book Value	354,200
Fair Value	589,800
Unrealized Gains (Losses)	235,600
Number of Issuers Currently Performing	39
Current Deferrals and Defaults as a % of Total Collateral (1)	1.17%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	9.77%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | M M Caps XIX
Schedule of Held-to-maturity Securities [Line Items]
Book Value	500,600
Fair Value	22,000
Unrealized Gains (Losses)	(478,600)
Number of Issuers Currently Performing	30
Current Deferrals and Defaults as a % of Total Collateral (1)	25.41%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	16.94%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Trapeza X I I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,597,200
Fair Value	1,020,100
Unrealized Gains (Losses)	(577,200)
Number of Issuers Currently Performing	31
Current Deferrals and Defaults as a % of Total Collateral (1)	23.79%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	17.90%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl XXIV
Schedule of Held-to-maturity Securities [Line Items]
Book Value	622,000
Fair Value	353,500
Unrealized Gains (Losses)	(268,500)
Number of Issuers Currently Performing	60
Current Deferrals and Defaults as a % of Total Collateral (1)	26.04%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	18.08%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl XV
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,001,200
Fair Value	1,510,200
Unrealized Gains (Losses)	509,000
Number of Issuers Currently Performing	53
Current Deferrals and Defaults as a % of Total Collateral (1)	18.00%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	17.18%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl X I X
Schedule of Held-to-maturity Securities [Line Items]
Book Value	635,700
Fair Value	716,400
Unrealized Gains (Losses)	80,700
Number of Issuers Currently Performing	50
Current Deferrals and Defaults as a % of Total Collateral (1)	14.92%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	13.70%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl X X
Schedule of Held-to-maturity Securities [Line Items]
Book Value	335,300
Fair Value	416,800
Unrealized Gains (Losses)	81,500
Number of Issuers Currently Performing	47
Current Deferrals and Defaults as a % of Total Collateral (1)	18.17%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	16.30%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl X X I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	760,500
Fair Value	1,982,900
Unrealized Gains (Losses)	1,222,400
Number of Issuers Currently Performing	52
Current Deferrals and Defaults as a % of Total Collateral (1)	19.43%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	15.36%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl X X V
Schedule of Held-to-maturity Securities [Line Items]
Book Value	367,700
Fair Value	501,700
Unrealized Gains (Losses)	134,000
Number of Issuers Currently Performing	48
Current Deferrals and Defaults as a % of Total Collateral (1)	26.39%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	14.50%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl X X V I [Member]
Schedule of Held-to-maturity Securities [Line Items]
Book Value	439,200
Fair Value	723,200
Unrealized Gains (Losses)	284,100
Number of Issuers Currently Performing	50
Current Deferrals and Defaults as a % of Total Collateral (1)	24.06%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	16.09%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, C Rating [Member] | Fitch, CC Rating | Corporate debt securities | Pretsl X V I I
Schedule of Held-to-maturity Securities [Line Items]
Book Value	637,600
Fair Value	1,019,700
Unrealized Gains (Losses)	382,100
Number of Issuers Currently Performing	36
Current Deferrals and Defaults as a % of Total Collateral (1)	19.03%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	20.19%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, B1 Rating [Member] | Fitch, BB Rating | Corporate debt securities | M M Comm III
Schedule of Held-to-maturity Securities [Line Items]
Book Value	98,700
Fair Value	2,906,700
Unrealized Gains (Losses)	2,808,000
Number of Issuers Currently Performing	5
Current Deferrals and Defaults as a % of Total Collateral (1)	30.00%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	8.88%	[3]
Excess Subordination as a % of Performing Collateral (3)	12.84%	[4]
Moody's, B1 Rating [Member] | Fitch, B Rating | Corporate debt securities | Pretsl IV
Schedule of Held-to-maturity Securities [Line Items]
Book Value	140,500
Fair Value	210,600
Unrealized Gains (Losses)	70,100
Number of Issuers Currently Performing	6
Current Deferrals and Defaults as a % of Total Collateral (1)	18.05%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	8.36%	[3]
Excess Subordination as a % of Performing Collateral (3)	19.00%	[4]
Moody's, Caa3 Rating [Member] | Fitch, C Rating | Corporate debt securities | Tpref II
Schedule of Held-to-maturity Securities [Line Items]
Book Value	3,837,400
Fair Value	4,523,700
Unrealized Gains (Losses)	686,300
Number of Issuers Currently Performing	17
Current Deferrals and Defaults as a % of Total Collateral (1)	33.44%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	13.48%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Caa3 Rating [Member] | Fitch, C Rating | Corporate debt securities | Pretsl X
Schedule of Held-to-maturity Securities [Line Items]
Book Value	229,000
Fair Value	324,000
Unrealized Gains (Losses)	95,000
Number of Issuers Currently Performing	33
Current Deferrals and Defaults as a % of Total Collateral (1)	30.27%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	11.72%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Caa1 Rating [Member] | Fitch, C Rating | Corporate debt securities | U S Cap I B 2 Class [Member]
Schedule of Held-to-maturity Securities [Line Items]
Book Value	837,500
Fair Value	1,593,600
Unrealized Gains (Losses)	756,100
Number of Issuers Currently Performing	30
Current Deferrals and Defaults as a % of Total Collateral (1)	10.51%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	8.90%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Caa1 Rating [Member] | Fitch, C Rating | Corporate debt securities | U S Cap I B 1 Class [Member]
Schedule of Held-to-maturity Securities [Line Items]
Book Value	2,493,700
Fair Value	4,780,800
Unrealized Gains (Losses)	2,287,100
Number of Issuers Currently Performing	30
Current Deferrals and Defaults as a % of Total Collateral (1)	10.51%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	8.90%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Caa1 Rating [Member] | Fitch, C Rating | Corporate debt securities | U S Cap II
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,295,000
Fair Value	2,352,500
Unrealized Gains (Losses)	1,057,500
Number of Issuers Currently Performing	35
Current Deferrals and Defaults as a % of Total Collateral (1)	14.92%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	8.97%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, Caa1 Rating [Member] | Fitch, C Rating | Corporate debt securities | Pref Pretsl Ix
Schedule of Held-to-maturity Securities [Line Items]
Book Value	405,300
Fair Value	586,400
Unrealized Gains (Losses)	181,100
Number of Issuers Currently Performing	28
Current Deferrals and Defaults as a % of Total Collateral (1)	23.26%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	13.45%	[3]
Excess Subordination as a % of Performing Collateral (3)	0.00%	[4]
Moody's, A1 Rating [Member] | Fitch, A Rating | Corporate debt securities | Pretsl XXIII
Schedule of Held-to-maturity Securities [Line Items]
Book Value	574,700
Fair Value	1,415,100
Unrealized Gains (Losses)	840,400
Number of Issuers Currently Performing	69
Current Deferrals and Defaults as a % of Total Collateral (1)	19.97%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	15.29%	[3]
Excess Subordination as a % of Performing Collateral (3)	31.40%	[4]
Moody's, A1 Rating [Member] | Fitch, BBB Rating | Corporate debt securities | Pretsl XXIII
Schedule of Held-to-maturity Securities [Line Items]
Book Value	655,700
Fair Value	1,719,300
Unrealized Gains (Losses)	1,063,600
Number of Issuers Currently Performing	93
Current Deferrals and Defaults as a % of Total Collateral (1)	21.13%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	12.69%	[3]
Excess Subordination as a % of Performing Collateral (3)	18.28%	[4]
Moody's, A3 Rating [Member] | Fitch, BBB Rating | Corporate debt securities | Pretsl XXIV
Schedule of Held-to-maturity Securities [Line Items]
Book Value	1,962,400
Fair Value	4,218,400
Unrealized Gains (Losses)	$ 2,256,000
Number of Issuers Currently Performing	60
Current Deferrals and Defaults as a % of Total Collateral (1)	26.04%	[2]
Expected Deferrals and Defaults as % of Remaining Collateral (2)	18.08%	[3]
Excess Subordination as a % of Performing Collateral (3)	24.85%	[4]

[1]	Security is classified as available-for-sale at December 31, 2013.
[2]	At December 31, 2013, assumed recoveries for current deferrals and defaulted issuers ranged from 1.2% to 65.5%.
[3]	At December 31, 2013, assumed recoveries for expected deferrals and defaulted issuers ranged from 8.4% to 20.2%.
[4]	Excess subordination represents the amount of remaining performing collateral that is in excess of the amount needed to pay off a specified class of bonds and all classes senior to the specified class. Excess subordination reduces an investor's potential risk of loss on their investment as excess subordination absorbs principal and interest shortfalls in the event underlying issuers are not able to make their contractual payments.